Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other current liabilities
Schedule of summary of other current liabilities

	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
Professional service fee	9,391	6,627
Advertising expense payables	5,893	5,567
Promotional expense payables	1,099	1,411
Others	7,438	7,319
Total	23,821	20,924